24. Equity (Details) - shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
SummaryOfEquityLineItems [Line Items]
Number of shares		683,509,869	683,509,869
Percentage of shares		1.0000	1.0000
State Department of Finance
SummaryOfEquityLineItems [Line Items]
Number of shares		343,524,285	343,524,285
Percentage of shares		.5026	0.5026
Companhia Brasileira de Liquidacao e Custodia
SummaryOfEquityLineItems [Line Items]
Number of shares	[1]	212,612,143	201,026,895
Percentage of shares	[1]	.3110	0.2941
The Bank of New York ADR Department
SummaryOfEquityLineItems [Line Items]
Number of shares	[1],[2]	125,278,967	136,790,413
Percentage of shares	[1],[2]	.1833	0.2001
Other
SummaryOfEquityLineItems [Line Items]
Number of shares		2,094,474	2,168,276
Percentage of shares		.0031	0.0032

[1]	Each ADR corresponds to 1 share.
[2]	Custodians